ALLIANZ High FiveTM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life Variable Account B and Allianz Life Insurance Company of North America (Allianz Life, we, us, our)

Updating Summary Prospectus
THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS.
We continue to administer the in force Contracts. We only accept additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey. However, we do not accept additional Purchase Payments
(regardless of state of issue) if you have an Inherited IRA or 403(b) Contract.

This Summary Prospectus summarizes key features of an individual flexible purchase payment variable deferred annuity contract (Contract). The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previously credited earnings.
The Statutory Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find this Statutory Prospectus and other information about the Contract online at https://www.allianzlife.com/what-we-offer/annuities/prospectuses. You can also obtain this information at no cost by calling (800) 624-0197 or by sending an email request to prospectus.request@allianzlife.com.
This prospectus describes four different versions of the Contract. The “Original Contract Version A” first became available on October 25, 2002. The Original Contract was replaced in most states by the “May 2005 Contract” beginning on April 29, 2005. The May 2005 Contract was subsequently replaced by the “February 2007 Contract,” which first became available on February 22, 2007. On June 22, 2007 Original Contract Version A was replaced in most states by “Original Contract Version B.” We stopped offering all versions of the Contract on March 13, 2009. These Contract versions were offered with different optional benefits, have different fees and expenses (including annual charges) and may have different features.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties. Withdrawals or transfers from the FPAs at any time other than 30 days before the end of an Account Period could also result in negative Market Value Adjustments (MVAs). The maximum potential loss from a negative MVA is -30%.
All obligations and guarantees under the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength.
The Securities & Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: May 1, 2026

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Choices Available Under the Contract	10
Investment Options	10
Fixed Options	13

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
NOTE: Cross references in this Updating Summary Prospectus are to the sections of the Statutory Prospectus where you can find more detailed information.
The following is a list of common abbreviations used in this prospectus.
FPA = Fixed Period Account GAV = Guaranteed Account Value GMDB = Guaranteed Minimum Death Benefit GMIB = Guaranteed Minimum Income Benefit	GWB = Guaranteed Withdrawal Benefit MAV = Maximum Anniversary Value MVA = Market Value Adjustment
Account Period – the length of time for a Fixed Period Account. Account Periods range from one to ten years.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Annuity Options – the annuity income options available to you under the Contract.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Financial Professional – the person who advises you regarding the Contract.
Fixed Options – the general account Investment Choices available under the Contract. The only Fixed Options available are the FPAs.
FPAs (Fixed Period Accounts) – the Fixed Options that earn interest guaranteed by us and are only available during the Accumulation Phase.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Fund(s) – the underlying fund in which an Investment Option invests.
GAV (Guaranteed Account Value) Benefit – a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.
GAV Transfers – if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates. The earliest available Income Date is two years after the Issue Date, and the latest possible Income Date can occur as late as age 100.
Investment Choices – the Investment Options and any Fixed Options available under the Contract for Purchase Payments or transfers.
Investment Options – the subaccounts of the Separate Account and the variable investment options available under the Contract. Each Investment Option invests exclusively in the shares of its corresponding underlying Fund.
Living Guarantees – a benefit package that includes the GAV Benefit, the GMIB and the GWB.
MAV (Maximum Anniversary Value) – a calculation used in determining the GMIB value and the guaranteed death benefit value under the Enhanced GMDB.

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

MVA (Market Value Adjustment) – a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
Original Contract – there are two versions of this Contract. Version A first became available on October 25, 2002 and was replaced in most states by the May 2005 Contract. On June 22, 2007 Original Contract Version A was replaced in most states by Original Contract Version B, which has a lower M&E charge.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Internal Revenue Code (Code).
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Statutory Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes to your Contract’s features since the date of your most recent Statutory Prospectus.

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract may be subject to charges for early withdrawals. If you withdraw money from the Contract within 7 years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8.0% of the Purchase Payment withdrawn, declining to 0% over that time period.

For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000. The potential for loss on an early withdrawal could be greater due to taxes or tax penalties.

If money is withdrawn or transferred out of an FPA at any time other than 30 days before the end of an Account Period an MVA based on changes in interest rates may apply. An
MVA may be positive, negative, or equal to zero. The maximum negative MVA is -30%. For example, if you take a $100,000 withdrawal from an FPA during the period the MVA applies, you could lose up to $30,000 due to a negative MVA.
				Fee Tables 6. Expenses and Adjustments
Are There Transaction Charges?
Yes, in addition to withdrawal charges and negative MVAs, you may also be charged for other Contract transactions.
• We will charge you a fee of $25 per transfer after you exceed 12 transfers between
Investment Options (the variable investments available to you) in a Contract Year.
• For Original Contracts, if you take variable Traditional Annuity Payments under Annuity
Options 2 or 4, and then take a withdrawal (“liquidation”), you may be assessed a commutation fee of up to 4% of the amount liquidated. For example, if you requested a liquidation of $1,000, you could pay a commutation fee of up to $40 and would receive
$960.
• For Original Contracts, if you take variable Traditional Annuity Payments under Annuity
Option 6 and then take a liquidation within 8 years of your last Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the amount liquidated. For example, if you requested a liquidation of $1,000, you could pay a commutation fee of up to $80 and would receive $920.
				Fee Tables 6. Expenses and Adjustments
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses and Adjustments Appendix A – Investment Choices Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract version)	1.27%	1.42%
	Investment Options(2) (Fund fees and expenses)	0.25%	3.38%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) As a percentage of each Investment Option’s average net assets, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund’s average daily net assets.
	(3) As a percentage of each Investment Option’s average net assets. This is the current charge for an optional benefit (the Enhanced GMDB).

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

	FEES, EXPENSES, AND ADJUSTMENTS		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges and/or a negative MVA if taken from the FPAs that could substantially increase costs.

	Lowest Annual Cost $1,456	Highest Annual Cost $4,040

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
versions and Fund fees and expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
versions, optional benefits, and Fund
fees and expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing In the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If within seven years after we receive a Purchase Payment you take a full or partial withdrawal, withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
•  If money is withdrawn or transferred out of an FPA at any time other than 30 days before the end of an Account Period an MVA based on changes in interest rates may apply. We do not apply MVAs to GAV Transfers out of the FPAs for certain Contracts as indicated in section 6, Expenses and Adjustments. An MVA is an adjustment based on changes in interest rates and may be positive, negative, or equal to zero. An MVA will be negative if the interest rate on the FPA from which money is being removed is less than the current interest rate for new allocations to an FPA of the same Account Period. The maximum negative MVA is -30%.
• Withdrawals are subject to income taxes, and also may be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.
Principal Risks of Investing In the Contract 5. Valuing Your Contract 6. Expenses and Adjustments
What Are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risks of Investing In the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting
https://www.allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Principal Risks of Investing In the Contract

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
Yes, there are limits on the Investment Options.
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• The FPAs are Fixed Options. Money held in an FPA receives interest that varies based on the Account Period and when money moved into the FPA. Account Periods range from one to ten years. The FPA interest rate may change annually. For Contracts with Living
Guarantees we restrict your ability to transfer money from the FPAs.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute the Fund in which an Investment Option invests.
• We no longer accept additional Purchase Payments during the Accumulation Phase unless the Contract was issued in Connecticut, Florida, or New Jersey. However, for
Contracts issued in Connecticut, Florida, or New Jersey, we do not accept additional
Purchase Payments if you have an Inherited IRA or 403(b) Contract.
• We also do not accept additional Purchase Payments (regardless of state of issue) on or after the Income Date if you take a Full Annuitization.

Overview of the
Contract

Principal Risks of
Investing In the
Contract

3. Purchase
Payments –
Purchase
Payment
Requirements

4. The Investment
Options’
Underlying Funds

5. Valuing Your
Contract

Appendix A –
Investment
Choices Available
Under the
Contract

Are There any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
•  With the GAV Benefit we monitor your Contract daily and periodically make transfers between your selected Investment Options and the FPAs.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the total Purchase Payments adjusted for withdrawals if you have the Traditional GMDB; or the greater of total Purchase Payments adjusted for withdrawals or the MAV if you have the Enhanced GMDB) to zero will end your selected death benefit.
• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, MVAs
(which can be negative), will reduce the Contract Value on a dollar for dollar basis, and may reduce guaranteed values by more than the amount withdrawn. These reductions could be significant.
9. Benefits Available Under the Contract 11. Death Benefit
TAXES
What Are the Contract’s Tax Implications?
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan, 403(b), as an individual retirement annuity, or through a custodial individual retirement account, you do not get any additional tax benefit under the Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
12. Taxes

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

	CONFLICTS OF INTEREST	Prospectus Location
How Are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
6. Expenses and Adjustments – Commissions Paid to Dealers
Should I Exchange My Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
13. Other Information – Distribution

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Choices Available Under the Contract
Investment Options
The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds’ prospectuses, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.71%	13.34%	5.37%	6.88%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	15.03%	7.44%	7.91%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.66%	6.86%	-0.72%	1.65%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.91%	7.64%	0.31%	2.85%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.65%	3.70%	2.62%	1.57%
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.45%	31.04%	8.58%	8.65%

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.70%	30.72%	8.32%	7.67%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.60%	6.90%	8.48%	10.22%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.68%	14.69%	6.55%	8.02%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	10.70%	4.85%	5.95%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	12.05%	6.85%	6.78%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.69%	11.80%	7.67%	7.78%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	17.79%	14.74%	17.47%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.44%	15.41%	11.00%	10.13%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	15.11%	10.73%	9.86%

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.25%	17.60%	14.15%	14.54%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.50%	17.33%	13.87%	14.25%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.36%	5.71%	6.93%	9.10%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.61%	5.46%	6.66%	9.20%
Long-term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® T. Rowe Price Capital Appreciation Fund(1) Adviser: Allianz Investment Management LLC Subadviser: T. Rowe Price Associates, Inc./T. Rowe Price Investment Management, Inc.	1.00%	11.50%	9.01%	10.85%
Long-term growth of capital	Davis VA Financial Portfolio(1) Adviser: Davis Selected Advisers, L.P.	0.75%	29.12%	18.15%	12.94%
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Rising Dividends VIP Fund – Class 2(1) Adviser: Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Income	Franklin U.S. Government Securities VIP Fund – Class 2(1) Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Total return	Invesco V.I. Global Strategic Income Fund – Class 1(1) Adviser: Invesco Advisers, Inc.	0.95%	12.98%	1.65%	3.01%

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Maximum real return consistent with prudent investment management	PIMCO CommodityRealReturn® Strategy Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	3.19%	18.79%	10.55%	6.54%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Emerging Markets Bond Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	1.17%	15.01%	2.45%	5.08%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO High Yield Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	0.81%	8.97%	3.98%	5.59%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	1.39%	7.87%	1.22%	3.20%
Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	PIMCO StocksPLUS® Global Portfolio – Advisor Class(1) Adviser: Pacific Investment Management Company LLC	0.93%	24.25%	10.89%	11.08%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.73%	8.90%	0.02%	2.36%
High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund – Class 2(1) Adviser: Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
(1)
This Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Fund’s prospectus.
Fixed Options
The following is a list of Fixed Options currently available under the Contract. We may offer new Fixed Options in the future. We will provide you with written notice before doing so.
Note: If money is withdrawn or transferred out of an FPA at any time other than 30 days before the end of an
Account Period, an MVA based on changes in interest rates may apply. This may result in a significant reduction in your Contract Value. However, we may not apply MVAs to GAV Transfers we make from the FPAs depending on when your Contract was issued, or if you chose to opt out of having MVAs applied to GAV Transfers. For more information, see section 6, Expenses and Adjustments - Market Value Adjustment (MVA).

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Name	Term	Minimum Guaranteed Interest Rate
FPAs	Account Periods range from one to ten years	1%(1)
(1)
The minimum guaranteed interest rate could be greater than 1% depending on the state in which your Contract was issued and your Issue Date. For more information on these variations, please see Appendix G.
EDGAR Contract ID No.: C000007181
HFV-001-USP

Allianz High FiveTM Variable Annuity Prospectus – May 1, 2026
Appendix A